INCOME TAXES - Deferred tax liability (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 1,243	€ 1,415
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	1,196	€ 1,415
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 47